Significant Accounting Policies - Accounts Receivable (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Trade receivables	$ 6,896	$ 7,895
Vendor and manufacturer receivables	7,655	5,109
Premium receivables	2,259	31
Other receivables	821	146
Total accounts receivable, net	17,631	13,181
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning balance	307	286	$ 161
Additions charged to bad debt expense	256	177	221
Write-offs charged to allowance	(70)	(156)	(96)
Ending balance	$ 493	$ 307	$ 286